Cover	Apr. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 24, 2026
Entity File Number	001-43239
Entity Registrant Name	LAKEWOOD-AMEDEX BIOTHERAPEUTICS INC.
Entity Central Index Key	0002079272
Entity Tax Identification Number	20-5274304
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8031 Cooper Creek Blvd.
Entity Address, Address Line Two	Unit 103
Entity Address, City or Town	University Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34201
City Area Code	(941)
Local Phone Number	225-2515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	LABT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false